Aug. 21, 2020
Harvest Asian Bond Fund

THE ADVISORS' INNER CIRCLE FUND

Harvest Asian Bond Fund

(the "Fund")

Supplement dated August 21, 2020 to the Fund's Summary Prospectus and Prospectus, each dated May 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

The last sentence of the third paragraph of the "Principal Investment Strategy" section is hereby deleted and replaced with the following:

Under normal market conditions, the Fund expects to maintain an average portfolio duration within two years (plus or minus) of the average duration of the securities comprising the Fund's benchmark, the JP Morgan Asia Credit Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HGI-SK-011-0100